Employee Benefit Plans - Components of Net Periodic Benefit Cost (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Pension Plans | United States
Net periodic benefit cost
Service cost	$ 87	$ 86	$ 261	$ 258	$ 344	$ 337	$ 381
Interest cost	333	356	999	1,068	1,422	1,475	1,914
Expected return on plan assets	(445)	(433)	(1,335)	(1,299)	(1,731)	(2,076)	(2,168)
Net amortization/deferrals	243	248	729	744	989	914	1,062
Net periodic benefit cost (credit)	218	257	$ 654	$ 771	$ 1,027	$ 653	$ 1,192
Assumptions
Discount Rate			3.56%	3.95%	3.56%	3.95%	4.21%
Expected long-term rate of return			5.15%	4.95%	4.95%	5.70%	5.70%
Rate of compensation increase			3.00%	3.00%	3.00%	3.00%	3.00%
Defined Benefit Pension Plans | Foreign Plan
Net periodic benefit cost
Service cost	691	614	$ 2,073	$ 1,842	$ 2,740	$ 1,379	$ 2,015
Interest cost	1,834	1,677	5,502	5,031	7,310	5,774	7,091
Expected return on plan assets	(3,466)	(2,910)	(10,398)	(8,730)	(12,412)	(9,971)	(9,591)
Net amortization/deferrals	554	685	1,662	2,055	2,846	1,818	2,379
Net periodic benefit cost (credit)	(387)	66	$ (1,161)	$ 198	$ 1,279	$ (721)	$ 2,106
Assumptions
Discount Rate			2.40%	2.51%	2.40%	2.51%	3.56%
Expected long-term rate of return			5.10%	4.93%	5.02%	6.07%	5.81%
Rate of compensation increase			2.60%	2.54%	2.54%	2.54%	3.10%
Other Postretirement Benefit Plan | United States
Net periodic benefit cost
Service cost	1	1	$ 3	$ 3	$ 5	$ 4	$ 9
Interest cost	81	88	243	264	350	389	1,233
Net amortization/deferrals	(76)	(73)	(228)	(219)	1,225	1,287	1,356
Net periodic benefit cost (credit)	6	16	$ 18	$ 48	$ 61	$ (29)	$ 303
Assumptions
Discount Rate			3.43%	3.76%	3.43%	3.76%	3.95%
Other Postretirement Benefit Plan | Foreign Plan
Net periodic benefit cost
Service cost	8	7	$ 24	$ 21	$ 28	$ 29	$ 38
Interest cost	26	24	78	72	98	99	128
Net amortization/deferrals	(4)	(7)	(12)	(21)	(23)	(29)	(30)
Net periodic benefit cost (credit)	$ 30	$ 24	$ 90	$ 72	$ 96	$ 92	$ 129
Assumptions
Discount Rate			3.21%	3.46%	3.21%	3.46%	3.80%